Income Taxes (Reconciliation Of Statutory Income Tax Expense/(Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Abstract]
Income tax expense at statutory income tax rate	$ 77,698		$ 38,719		$ 57,513
Valuation allowance					9,661	[1]
Tax on global activities	(51,544)		27,952		(43,625)
Income arising from non-taxable items (permanent differences)	(128)	[2]	(58,604)	[2]	(8,089)	[2]
Differences between statutory and actual income tax expense	(51,672)		(30,652)		(42,053)
Income tax expense (benefit)	$ 26,026		$ 8,067		$ 15,460		$ 22,000

[1]	Valuation allowance in 2011 related to losses and credit forwards in our Dutch tax jurisdiction.
[2]	Relates to non-taxable income arising from aircraft with a higher tax basis in general. The 2012 non- taxable income also included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch tax filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between the Netherlands and Isle of Man jurisdictions.